Fair Value Measurements (Details)	Dec. 31, 2024 $ / shares
Level 3 Fair Value Measurement [Member] | Series A Preferred Stock [Member]
Fair Value Measurements (Details) [Line Items]
Preferred stock convertible price	$ 10.98